                                 HIGHMARK FUNDS
                          (FORMERLY THE HIGHMARK GROUP)

                    THE HIGHMARK DIVERSIFIED OBLIGATIONS FUND
                  THE HIGHMARK U.S. GOVERNMENT OBLIGATIONS FUND
                THE HIGHMARK 100% U.S. TREASURY OBLIGATIONS FUND
                      THE HIGHMARK CALIFORNIA TAX-FREE FUND
                           THE HIGHMARK TAX-FREE FUND

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   SUPPLEMENT DATED JANUARY 14, 1997 TO THE PROSPECTUS DATED DECEMBER 1, 1995
    FOR THE HIGHMARK MONEY MARKET FUNDS AS SUPPLEMENTED ON DECEMBER 1, 1996
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                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                             -----------------------

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

         The Board of Trustees of HighMark Funds, pursuant to Section 10.3(c) of the Declaration of Trust of HighMark Funds, has unanimously determined that it is in the best interests of The HighMark Tax-Free Fund and its shareholders to combine the assets of The HighMark Tax-Free Fund and The HighMark California Tax-Free Fund into The HighMark California Tax-Free Fund as of 4:00 p.m. Eastern time on February 24, 1997. The Trustees have unanimously determined that such combination will not have a material adverse effect on shareholders of either Fund.

         In preparation for the combination of Funds, effective as of the date of this supplement, the Investment Advisor will modify its investment practices in The HighMark Tax-Free Fund to begin concentrating on investing in instruments exempt from income taxation under California law. Subsequently, as of 4:00 p.m. Eastern time on February 24, 1997, The HighMark Tax-Free Fund will cease operations, and former shareholders of The HighMark Tax-Free Fund will become shareholders of The HighMark California Tax-Free Fund, which operates under the investment objective and policies specified in the attached prospectus. Investors should note in particular the section entitled "Special Factors Affecting Investments in Obligations of California Governmental Issuers" on page 23.


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                                 HIGHMARK FUNDS
                          (formerly The HighMark Group)

                            THE HIGHMARK GROWTH FUND
                        THE HIGHMARK INCOME & GROWTH FUND
                         THE HIGHMARK INCOME EQUITY FUND
                           THE HIGHMARK BALANCED FUND

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   SUPPLEMENT DATED JANUARY 10, 1997 TO THE PROSPECTUS DATED DECEMBER 1, 1995
       FOR THE HIGHMARK EQUITY FUNDS AS SUPPLEMENTED ON DECEMBER 1, 1996
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                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                             -----------------------

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

         The Board of Trustees of HighMark Funds has unanimously determined that it is in the best of interests of The HighMark Income & Growth Fund and its shareholders to close the Fund to new investors as of 4:00 p.m. Eastern Time on January 10, 1997. Current investors in The HighMark Income & Growth Fund may continue to purchase new shares of the Fund and all distributions that investors have elected to have reinvested in the Fund will continue to be reinvested in the Fund.


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                                 HIGHMARK FUNDS
                          (formerly The HighMark Group)

                             THE HIGHMARK BOND FUND
                        THE HIGHMARK GOVERNMENT BOND FUND

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   SUPPLEMENT DATED JANUARY 10, 1997 TO THE PROSPECTUS DATED DECEMBER 1, 1995
    FOR THE HIGHMARK FIXED INCOME FUNDS AS SUPPLEMENTED ON DECEMBER 1, 1996
-------------------------------------------------------------------------------




                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                             -----------------------

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

         The Board of Trustees of HighMark Funds has unanimously determined that it is in the best of interests of The HighMark Government Bond Fund and its shareholders to close the Fund to new investors as of 4:00 p.m. Eastern Time on January 10, 1997. Current investors in The HighMark Government Bond Fund may continue to purchase new shares of the Fund and all distributions that investors have elected to have reinvested in the Fund will continue to be reinvested in the Fund.